STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details) - USD ($)									3 Months Ended		12 Months Ended
	Oct. 15, 2020	Jun. 10, 2020	Jun. 08, 2020	Jan. 31, 2020	Jan. 24, 2020	Dec. 06, 2019	Nov. 13, 2019	Sep. 13, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock
Offering expenses											$ 2,667,300
Beginning Balance									$ 1,200
Common stock IPO proceeds, net of issuance costs	$ 12,332,700
Common stock IPO discount											(377,000)
Common stock IPO discount amortization									24,700		19,700
Ending Balance									1,200		$ 1,200
Series B Preferred Stock
Common stock
Shares issued		1,063,939	335,982	1,739,130	4,782,608	87,050	2,173,913	7,608,696		16,391,397	6,521,738	9,782,609
Common stock IPO discount		$ (3,700)								$ (5,533,000)	$ (5,208,700)
IPO
Common stock
Underwriting discounts and commissions	1,275,000
Offering expenses	$ 1,392,300
Shares issued	1,250,000
Share price	$ 12.00
Beginning Balance									11,975,400
Common stock IPO proceeds, net of issuance costs	$ 12,332,700										12,332,700
Common stock IPO discount											(377,000)
Common stock IPO discount amortization									24,700		19,700
Ending Balance									$ 12,000,100		$ 11,975,400
IPO | Series A-1 Preferred Stock
Common stock
Stock issued on conversion	624,594
IPO | Series B Preferred Stock
Common stock
Stock issued on conversion	469,136